Form N-1A Supplement	Apr. 30, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus dated September 5, 2025,

and Prospectus dated August 18, 2025

The following disclosure changes apply only to the VistaShares ACKtivist Select ETF and the VistaShares Target 15 ACKtivist Distribution ETF and reflect a change to the methodology of the BITA VistaShares ACKtivist Select Index (the “Index”). Effective April 28, 2026, the Index underwent an extraordinary reconstitution to add shares of Pershing Square USA, Ltd. as a permanent constituent of the Index.